Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 54,088
Impairment				₨ 94
Ending Balance		52,332	$ 694	54,088
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		104,730		100,186
Recognition of right of use asset on initial application of IFRS 16		1,153
Adjusted balance		105,883
Additions		6,071		8,313
Disposals	[1],[2]	(1,193)		(4,048)
Effect of changes in foreign exchange rates		361		279
Ending Balance		111,122		104,730
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		55,560		50,245
Depreciation for the year		8,640		8,362
Impairment		0		89
Disposals	[1],[2]	(1,112)		(3,232)
Effect of changes in foreign exchange rates		223		96
Ending Balance		63,311		55,560
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		49,170		49,941
Ending Balance		47,811		49,170
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,918
Ending Balance		4,521		4,918
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,192		4,216
Recognition of right of use asset on initial application of IFRS 16		0
Adjusted balance		4,192
Additions		4		3
Disposals		0		(51)	[1],[2]
Effect of changes in foreign exchange rates		(73)		24
Ending Balance		4,123		4,192
Land [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		0		38
Depreciation for the year		0		0
Impairment		0		12
Disposals		0		(50)	[1],[2]
Effect of changes in foreign exchange rates		0		0
Ending Balance		0		0
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,192		4,178
Ending Balance		4,123		4,192
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		23,106		22,441
Recognition of right of use asset on initial application of IFRS 16		723
Adjusted balance		23,829
Additions		997		1,476
Disposals	[1],[2]	(55)		(892)
Effect of changes in foreign exchange rates		185		81
Ending Balance		24,956		23,106
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,873		6,343
Depreciation for the year		1,306		1,040
Impairment		0		59
Disposals	[1],[2]	(36)		(612)
Effect of changes in foreign exchange rates		65		43
Ending Balance		8,208		6,873
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		16,233		16,098
Ending Balance		16,748		16,233
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		70,940		67,215
Recognition of right of use asset on initial application of IFRS 16		2
Adjusted balance		70,942
Additions		4,278		6,002
Disposals	[1],[2]	(706)		(2,444)
Effect of changes in foreign exchange rates		353		167
Ending Balance		74,867		70,940
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		43,642		38,985
Depreciation for the year		6,404		6,538
Impairment		0		17
Disposals	[1],[2]	(667)		(1,945)
Effect of changes in foreign exchange rates		223		47
Ending Balance		49,602		43,642
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,298		28,230
Ending Balance		25,265		27,298
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,717		5,544
Recognition of right of use asset on initial application of IFRS 16		28
Adjusted balance		5,745
Additions		497		707
Disposals	[1],[2]	(253)		(541)
Effect of changes in foreign exchange rates		(24)		7
Ending Balance		5,965		5,717
Furniture, fixtures and office equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,603		4,505
Depreciation for the year		562		614
Impairment		0		1
Disposals	[1],[2]	(251)		(523)
Effect of changes in foreign exchange rates		(11)		6
Ending Balance		4,903		4,603
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,114		1,039
Ending Balance		1,062		1,114
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		775		770
Recognition of right of use asset on initial application of IFRS 16		400
Adjusted balance		1,175
Additions		295		125
Disposals	[1],[2]	(179)		(120)
Effect of changes in foreign exchange rates		(80)		0
Ending Balance		1,211		775
Vehicles [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		442		374
Depreciation for the year		368		170
Impairment		0		0
Disposals	[1],[2]	(158)		(102)
Effect of changes in foreign exchange rates		(54)		0
Ending Balance		598		442
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		333		396
Ending Balance		₨ 613		₨ 333

[1]	Consequent to the Company’s plan to dispose of certain non-current assets, these assets were measured at the lower of their carrying value and their fair value less costs to sell, and Rs.94 had been recognized as impairment loss for the three months ended June 30, 2018. During the three months ended September 30, 2018, the closing conditions were satisfied and the Company sold all of the issued and outstanding membership interests in Dr. Reddy’s Laboratories Tennessee, LLC and certain related assets. The sale resulted in a gain on disposal of Rs.110, which was recognized in the income statements under the heading “Other income, net” as gain on disposal of assets. The gain on disposal includes Rs.113 of foreign currency translation reserve reclassified to the income statements on disposal of foreign operations.
[2]	During the three months ended December 31, 2018, the Company sold one of its API manufacturing business units located in Jeedimetla, Hyderabad to Therapiva Private Limited. This sale was done on a slump sale basis (an Indian tax law concept which refers to the transfer of a business as a going concern without values being assigned to individual assets and liabilities), including all related property, plant and equipment, current assets, current liabilities, and transfer of employees. An amount of Rs.423 representing the profit on the sale of such business unit was included under the heading “Other income, net”.